OBLIGATIONS OF LAW No. 14,182/2021 (Tables)	12 Months Ended
Dec. 31, 2024
OBLIGATIONS OF LAW No. 14,182/2021
Schedule of movements in obligations of Law No. 14,182/2021

	Energy Development		River Basin
	Account (CDE)		Revitalization		Total
	2024	2023	2024	2023	2024	2023
Opening balance as of January 1	32,811,606	29,755,493	6,707,800	6,903,961	39,519,406	36,659,454
Effect on cash flow:
Amortization of Principal	(1,128,076)	(583,626)	(846,890)	(850,112)	(1,974,966)	(1,433,738)
Interest paid	(161,849)	(36,976)	(77,282)	(33,239)	(239,131)	(70,215)
Non-cash effect:
Inflation adjustment	1,604,681	1,384,394	288,081	331,760	1,892,762	1,716,154
Charges	2,484,198	2,292,321	339,854	355,430	2,824,052	2,647,751
Opening balance as of December 31	35,610,560	32,811,606	6,411,563	6,707,800	42,022,123	39,519,406

Current	1,951,819	1,241,242	964,380	919,934	2,916,199	2,161,176
Non-current	33,658,741	31,570,364	5,447,183	5,787,866	39,105,924	37,358,230

Schedule of maturity analysis of installments of the obligations with CDE and Regeneration of River Basins

	Energy Development	River Basin
	Account[1]	Revitalization[2]	Total
2025 (Current)	1,951,819	964,380	2,916,199
2026	2,418,886	913,169	3,332,055
2027	2,810,292	864,168	3,674,460
2028	2,612,026	817,795	3,429,821
2029	2,427,747	773,912	3,201,659
2030	2,328,129	732,383	3,060,512
After 2030	21,061,661	1,345,756	22,407,417
	35,610,560	6,411,563	42,022,123

Current	1,951,819	964,380	2,916,199
Non-Current	33,658,741	5,447,183	39,105,924

[1] Maturity in 2047; and

[2] Maturity in 2032.